Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	As of March 31,
	2021	2020
Accrued payroll and welfare	$463,232	$393,740
Other payable for leasehold improvements	1,532,075	1,428,073
Accrued professional service expenses	231,992	127,787
Other current liabilities	819,677	287,705
Total	$3,046,976	$2,237,305